Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment:

	Owned Assets (a)	Right-of-use assets (b)	Total
Net book value at December 31, 2019	$2,940,777	$635,418	$3,576,195
Net book value at December 31, 2018	$2,857,266	$167,829	$3,025,095

a) Owned assets:

	Buildings, plant installations and machinery	Plants under construction	Ocean going vessels	Other	TOTAL
Cost at January 1, 2019	$4,698,142	$—	$183,419	$189,058	$5,070,619
Additions	150,570	118,249	57,479	4,338	330,636
Disposals and other	(61,197)	—	(38,951)	(1,306)	(101,454)
Transfers[1]	—	37,622	—	(37,622)	—
Cost at December 31, 2019	4,787,515	155,871	201,947	154,468	5,299,801
Accumulated depreciation at January 1, 2019	2,047,735	—	48,426	117,192	2,213,353
Disposals and other	(63,169)	—	(31,620)	(1,597)	(96,386)
Depreciation	230,494	—	8,642	2,921	242,057
Accumulated depreciation at December 31, 2019	2,215,060	—	25,448	118,516	2,359,024
Net book value at December 31, 2019	$2,572,455	$155,871	$176,499	$35,952	$2,940,777

[1] During 2019, the Company reclassified $38 million of assets, including $19 million of land, relating to the construction of Geismar 3 from Other to Plants under construction upon announcement of its final investment decision in July 2019.

	Buildings, plant installations and machinery	Plants under construction	Ocean going vessels	Other	TOTAL
Cost at January 1, 2018	$4,648,924	$—	$144,423	$131,070	$4,924,417
Additions	180,437	—	40,284	58,349	279,070
Disposals and other	(131,219)	—	(1,288)	(361)	(132,868)
Cost at December 31, 2018	4,698,142	—	183,419	189,058	5,070,619
Accumulated depreciation at January 1, 2018	1,956,317	—	40,427	111,193	2,107,937
Disposals and other	(124,920)	—	(1,194)	(360)	(126,474)
Depreciation	216,338	—	9,193	6,359	231,890
Accumulated depreciation at December 31, 2018	2,047,735	—	$48,426	117,192	2,213,353
Net book value at December 31, 2018	$2,650,407	$—	$134,993	$71,866	$2,857,266

b) Right-of-use (leased) assets:

	Ocean going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2019	$370,654	$207,721	$19,705	$30,399	$628,479
Additions	144,764	13,582	3,908	9,738	171,992
Disposals and other	(757)	—	—	(1,617)	(2,374)
Cost at December 31, 2019	514,661	221,303	23,613	38,520	798,097
Accumulated depreciation at January 1, 2019	15,204	29,333	5,444	—	49,981
Disposals and other	—	—	—	—	—
Depreciation	74,439	29,907	2,423	5,929	112,698
Accumulated depreciation at December 31, 2019	89,643	59,240	7,867	5,929	162,679
Net book value at December 31, 2019	$425,018	$162,063	$15,746	$32,591	$635,418

	Ocean going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2018	$87,800	$111,941	$16,032	$—	$215,773
Additions	—	2,037	—	—	2,037
Disposals and other	—	—	—	—	—
Cost at December 31, 2018	87,800	113,978	16,032	—	217,810
Adjustments due to IFRS 16	282,854	93,743	3,673	30,399	410,669
Adjusted cost at January 1, 2019	370,654	207,721	19,705	30,399	628,479
Accumulated depreciation at January 1, 2018	9,351	20,777	3,799	—	33,927
Disposals and other	—	—	—	—	—
Depreciation	5,853	8,556	1,645	—	16,054
Accumulated depreciation at December 31, 2018	15,204	29,333	5,444	—	49,981
Net book value at December 31, 2018	$72,596	$84,645	$10,588	$—	$167,829

Refer to note 2 for the impact upon adoption of IFRS 16 on the right-of-use assets and note 9 for lease obligations.